SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business and Foreign Export Sales — IKONICS Corporation’s (the Company or IKONICS) traditional business has been the development and manufacturing of high-quality photochemical imaging systems for sale primarily to a wide range of printers and decorators of surfaces. Customers’ applications are primarily screen printing and abrasive etching. These sales have been augmented with inkjet receptive films, ancillary chemicals and related equipment to provide a full line of products and services to its customers. Leveraging these technologies the Company is also diversifying and expanding its business to industrial markets. These efforts also include the Company’s Advanced Material Solutions (AMS) business unit which uses the Company’s proprietary process and photoresist film for the abrasive etching of composite materials, industrial ceramics, silicon wafers, and glass wafers. The customer base for AMS is primarily the aerospace and electronics industries. Based on its expertise in ultraviolet curable fluids and inkjet receptive substrates, the Company has also developed a patented digital texturing technology (DTX) for putting patterns and textures into steel molds for the plastic injection molding industry. The original equipment manufacturer (“OEM”) for the Company’s DTX technology is primarily the automotive industry. Industrial inkjet printers, which are integral to the DTX system, are manufactured and sold by a strategic partner.The Company’s business plan is to sell a suite of products including consumable fluids and transfer films. For most markets these sales are direct to the mold maker. The DTX technology is being expanded to prototyping where the Company’s technology offers a unique combination of high definition and large format prints. The Company’s principal markets include the United States, Europe, Latin America, Asia, and other parts of the world. The Company extends credit to its customers, all on an unsecured basis, on terms that it establishes for individual customers.

The full extent of the effect of the COVID-19 pandemic on the Company’s customers, supply chain and business is difficult to assess at this time although the Company’s 2020 results of operations were adversely affected. The Company has developed a plan to mitigate the impact of COVID-19 which includes the implementation of a series of specific and identified cost reductions, in addition to actions already taken, including further reducing its direct and indirect operating costs. The impact of COVID-19 on the Company’s operating results will depend on future developments, which are highly uncertain and difficult to predict, including governmental and business reactions to the pandemic.

Based on the Company’s current cash position, and expected future cash flows, the Company believes it will have sufficient cash to repay its entire $2.7 million loan and continue to fund its operations beyond twelve months from the date of the issuance of the financial statements

The Company has evaluated subsequent events occurring after the date of the financial statements for events requiring recording or disclosure in the financial statements. As a result of the novel strain of COVID-19 pandemic effect on the Company’s business as well as the businesses of its customers and suppliers, a significant decline in the Company’s business has occurred and that decline is expected to continue. Although the Company continues to operate, the Company has experienced a significant decrease in sales activity, and the future financial impact and duration is difficult to reasonably estimate at this time.

Foreign sales approximated 29.7% and 29.4% of net sales in 2020 and 2019, respectively. Foreign receivables are comprised primarily of open credit arrangements with terms ranging from 30 to 90 days. No single customer or foreign country represented greater than 10% of net sales in 2020 or in 2019.

The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

A summary of the Company’s significant accounting policies follows:

Cash Equivalents — The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash equivalents consist of money market funds in which the carrying value approximates fair value because of the short maturity of these instruments. The money market fund invests in United States dollar denominated securities that present minimal credit risk and consist of investments in debt securities issued or guaranteed by the United States government or by United

States government agencies or instrumentalities, repurchase agreements fully collateralized by the United States Treasury, and United States government securities. The Company maintains its cash balances primarily in two financial institutions. As of December 31, 2020, the balance at both institutions exceeded the Federal Deposit Insurance Corporation coverage.

Short-Term Investments— Short-term investments consist of fully insured certificates of deposit with original maturities ranging from three to six months as of December 31, 2019. There were no short-term investments at December 31, 2020.

Inventories — Inventories are stated at the lower of cost or net realizable value using the last-in, first- out (LIFO) method. If the first-in, first-out (FIFO) cost method had been used, inventories would have been approximately $1,173,000 and $1,356,000 higher than reported at December 31, 2020 and 2019, respectively. Inventory quantities were reduced during 2020, resulting in a liquidation of LIFO inventory layers (a “LIFO decrement”). A LIFO decrement results in the erosion of layers created in earlier years, and, therefore, a LIFO layer is not created for years that have decrements. The Company had a decrement of its LIFO inventory layers of approximately $116,000 in 2020. There was no LIFO decrement in 2019. The inventory reserve for obsolescence was $13,000 and $12,000 at December 31, 2020 and 2020, respectively.

The major components of inventories, net of inventory reserve, are as follows:

	Dec 31, 2020	Dec 31, 2019
Raw materials	$1,323,655	$1,667,154
Work-in-progress	428,753	419,906
Finished goods	1,065,458	1,449,854
Reduction to LIFO cost	(1,172,891)	(1,356,378)

Total Inventories	$1,644,975	$2,180,536

Property, Plant and Equipment — Major expenditures extending the life of the property, plant and equipment are capitalized. Repair and maintenance costs are expensed in the period in which they are incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	15 – 40
Machinery and equipment	5 – 10
Office equipment	3 – 10
Vehicles	3

Patents — Patents are amortized on a straight-line basis over their estimated useful lives or agreement terms. As of December 31, 2020, the Company’s patents had a remaining estimated weighted average useful life of 8.5 years.

Impairment of Long-lived Assets — The Company reviews its long-lived assets, including property, plant and equipment and patents, for impairment when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Any impairment loss recorded is measured as the amount by which the carrying value of the assets exceeds the fair value of the assets. To date, the Company has determined that no loss on impairment of long-lived assets exists.

Fair Value of Financial Instruments — The carrying amounts of financial instruments, including cash and cash equivalents, short-term investments, trade receivables, accounts payable, and accrued liabilities approximate fair value due to the short maturities of these instruments. The fair value of long-term debt approximates its carrying value and has been estimated based on interest rates being offered for similar debt having the same or similar remaining maturities and collateral requirements.

Revenue recognition. Revenue is measured based on consideration specified in the contract with a customer, adjusted for any applicable estimates of variable consideration and other factors affecting the transaction price, including noncash consideration, consideration paid or payable to customers and significant financing components. While most of the Company’s revenue is contracted with customers through one- time purchase orders and short-term contracts, the Company does have long-term arrangements with certain customers. Revenue from all customers is recognized when a performance obligation is satisfied by transferring control of a distinct good or service to a customer.

Individually promised goods and services in a contract are considered a distinct performance obligation and accounted for separately if the customer can benefit from the individual good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement. When an arrangement includes multiple performance obligations, the consideration is allocated between the performance obligations in proportion to their estimated standalone selling price. Costs related to products delivered are recognized in the period incurred, unless criteria for capitalization of costs are met. Costs of revenues consist primarily of direct labor, manufacturing overhead, materials and components. The Company does not incur significant upfront costs to obtain a contract. If costs to obtain a contract were to become material, the costs would be recorded as an asset and amortized to expense in a manner consistent with the related recognition of revenue.

The Company excludes from revenue governmental assessed and imposed taxes on revenue transactions that are invoiced to customers. The Company includes freight billed to customers in revenue. Shipping and handling costs associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of goods sold.

The timing of revenue recognition, billings and cash collections results in accounts receivable on the balance sheet.

Performance obligations. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation in proportion to its standalone selling price and recognized as revenue when, or as, the performance obligation is satisfied. The Company’s various performance obligations and the timing or method of revenue recognition are discussed below:

The Company sells its products to both distributors and end-users. Each unit of product delivered under a customer order represents a distinct and separate performance obligation as the customer can benefit from each unit on its own or with other resources that are readily available to the customer and each unit of product is separately identifiable from other products in the arrangement.

The transaction price for the Company’s products is the invoiced amount. The Company does not have variable consideration in the form of refunds, credits, rebates, price concessions, pricing incentives or other items impacting transaction price. The purchase order pricing in arrangements with customers is deemed to approximate standalone selling price; therefore, the Company does not need to allocate proceeds on a relative standalone selling price allocation between performance obligations. The Company does not disclose information about remaining performance obligations that have original expected durations of one year or less. There are no material obligations that extend beyond one year.

Revenue is recognized when transfer of control occurs as defined by the terms in the customer agreement. The Company immediately recognizes incidental items that are immaterial in the context of the contract. The Company does not have any significant financing components in its customer arrangements as payment is received at or shortly after the point of sale, generally thirty to ninety days.

The Company estimates returns based on an analysis of historical experience if the right to return products is granted to its customers. The Company does not record a return asset as non-conforming products are generally not returned. The Company’s return policy does not vary by geography. The customer has no rotation or price protection rights.

Trade receivables. Trade receivables include amounts invoiced and currently due from customers and are financial instruments that also expose the Company to concentration of credit risk. The large number of customers comprising the Company’s customer base and their dispersion across different geographic areas limits such exposure. The amounts due are stated at their net estimated realizable value. The Company records an allowance for doubtful accounts to provide for the estimated amount of receivables that will not be collected and adequately provide for credit losses. The allowance is based on a review of all outstanding amounts on an on-going basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considers a customer’s financial condition, credit history, and current economic conditions. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. Accounts are considered past due if payment is not received according to agreed-upon terms. A small percentage of the trade receivables balance is denominated in a foreign currency with no concentration in any given country. At the end of each reporting period, the Company analyzes the receivable balance for customers paying in a foreign currency. These balances are adjusted to each quarter or year-end spot rate. Foreign currency transactions and translation adjustments did not have a significant effect on the Balance Sheets, the Statements of Operations, Stockholders’ Equity or Cash Flows for 2020 and 2019.

Sales commissions. Sales commissions paid to sales representatives are eligible for capitalization as they are incremental costs that would not have been incurred without entering into a specific sales arrangement and are recoverable through the expected margin on the transaction. The Company recognizes the incremental costs of obtaining contracts as an expense when incurred, as the amortization period of the assets that would have otherwise been recognized is one year or less. The Company records these costs in selling, general, and administrative expense.

Product warranties. The Company offers warranties on various products and services. These warranties are assurance type warranties that are not sold on a standalone basis; therefore, they are not considered distinct performance obligations. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the revenue is recognized for the product sale.

International revenue. The Company markets its products to numerous countries in North America, Europe, Latin America, Asia and other parts of the world. Foreign sales were approximately 29.7% and 29.4% of total sales in 2020 and 2019, respectively.

Deferred Taxes — Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company classifies deferred tax assets and liabilities as noncurrent. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows the accounting standard on accounting for uncertainty in income taxes, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this guidance, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods.

Earnings Per Share (EPS) — Basic EPS is calculated using net income (loss) divided by the weighted average of common shares outstanding. Diluted EPS is similar to Basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares, when dilutive, that would have been outstanding if the potential dilutive common shares, such as those shares subject to options, had been issued.

Shares used in the calculation of diluted EPS are summarized below:

	Dec 31, 2020	Dec 31, 2019
Weighted average common shares outstanding	1,976,354	1,980,253
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,976,354	1,980,253

If the Company was in a net income position at December 31, 2020, all 17,500 options outstanding with a weighted average exercise price of $6.97 would have remained excluded from the computation of weighted average common and common equivalent shares outstanding as the options were anti-dilutive.

Restricted stock units of approximately 54,300 shares for the year-end December 31, 2020 would have remained excluded from the computation of weighted average common and common equivalent shares outstanding as they were anti-dilutive due to the amount of weighted-average unrecognized compensation related to these grants.

At December 31, 2019, options to purchase 19,250 shares of common stock with a weighted average exercise price of $11.32 were outstanding, but were excluded from the computation of common share equivalents because they were anti-dilutive.

Employee Stock Plan — The Company accounts for employee stock options under the provision of ASC 718, Compensation — Stock Compensation.

Recent Accounting Pronouncements — In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope, and in November 2018, issued ASU No. 2018-19 and in April 2019, issued ASU No. 2019-04 and in May 2019, issued ASU No. 2019-05, and in November 2019, issued ASU No. 2019-11, which amended the standard. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The new approach to estimating credit losses (referred to as the current expected credit losses model) applies to most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, loans, held-to-maturity debt securities, net investments in leases and off-balance-sheet credit exposures. This ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is still evaluating the impact of this ASU.

Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the allowance for doubtful trade receivables, the reserve for inventory obsolescence, undiscounted cash flows generated from long-live assets and the valuation allowance for deferred tax assets.